CONVERTIBLE DEBENTURES FINANCING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	$ 523,295	$ 493,295
Interest accrued	30,000	30,000
Balance, December 31, 2023	5,553,295	523,295
Liability Component [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	489,589	459,589
Interest accrued	30,000	30,000
Balance, December 31, 2023	519,589	489,589
Equity Component [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2022	33,706	33,706
Interest accrued
Balance, December 31, 2023	$ 33,706	$ 33,706